Convertible Preferred Shares - Preferred Shares activities (Details) - USD ($) $ in Thousands										12 Months Ended
	Nov. 01, 2019	Sep. 16, 2019	May 02, 2018	Apr. 16, 2018	Sep. 15, 2017	Aug. 15, 2017	Nov. 11, 2016	Mar. 31, 2015	Dec. 23, 2014	Dec. 31, 2021	Dec. 31, 2019
Temporary Equity [Line Items]
Balance at the beginning										$ 333,667	$ 156,007
Balance at the beginning (in shares)										278,163,799	227,192,560
Issuance of shares, net of issuance cost											$ 177,980
Issuance of shares, net of issuance cost (in shares)											52,428,242
Repurchase of convertible preferred shares											$ (320)
Repurchase of convertible preferred shares (in shares)											(1,457,003)
Conversion of redeemable preferred shares										$ (333,667)
Conversion of redeemable preferred shares (In shares)										(278,163,799)
Balance at the end (in shares)											278,163,799
Series A convertible preferred shares
Temporary Equity [Line Items]
Balance at the beginning										$ 9,000	$ 9,000
Balance at the beginning (in shares)										65,288,360	65,288,360
Issuance of shares, net of issuance cost (in shares)								65,288,360	65,288,360
Conversion of redeemable preferred shares										$ (9,000)
Conversion of redeemable preferred shares (In shares)										(65,288,360)
Balance at the end (in shares)										0	65,288,360
Series A-1 convertible preferred shares
Temporary Equity [Line Items]
Balance at the beginning										$ 2,680	$ 3,000
Balance at the beginning (in shares)										12,222,267	13,679,270
Issuance of shares, net of issuance cost (in shares)	13,679,270						13,679,270
Repurchase of convertible preferred shares											$ (320)
Repurchase of convertible preferred shares (in shares)	1,457,003										(1,457,003)
Conversion of redeemable preferred shares										$ (2,680)
Conversion of redeemable preferred shares (In shares)										(12,222,267)
Balance at the end (in shares)										0	12,222,267
Series B convertible preferred shares
Temporary Equity [Line Items]
Balance at the beginning										$ 29,000	$ 29,000
Balance at the beginning (in shares)										87,756,440	87,756,440
Issuance of shares, net of issuance cost (in shares)					87,756,440	87,756,440
Conversion of redeemable preferred shares										$ (29,000)
Conversion of redeemable preferred shares (In shares)										(87,756,440)
Balance at the end (in shares)										0	87,756,440
Series C convertible preferred shares
Temporary Equity [Line Items]
Balance at the beginning										$ 115,007	$ 115,007
Balance at the beginning (in shares)										60,468,490	60,468,490
Issuance of shares, net of issuance cost (in shares)			60,468,490	60,468,490
Conversion of redeemable preferred shares										$ (115,007)
Conversion of redeemable preferred shares (In shares)										(60,468,490)
Balance at the end (in shares)										0	60,468,490
Series D convertible preferred shares
Temporary Equity [Line Items]
Balance at the beginning										$ 177,980
Balance at the beginning (in shares)										52,428,242
Issuance of shares, net of issuance cost											$ 177,980
Issuance of shares, net of issuance cost (in shares)	52,428,242	52,428,242									52,428,242
Conversion of redeemable preferred shares										$ (177,980)
Conversion of redeemable preferred shares (In shares)										(52,428,242)
Balance at the end (in shares)										0	52,428,242